3. Inventory	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory

During 2014, the Company began a strategic initiative to restructure its product sales business by phasing out the direct sale of physical products including DVDs and CDs and shifting to a licensing model. In addition to nominal changes to the reserve made during the normal course of business, the Company determined that a portion of its inventory may not be saleable and recorded an additional reserve of $174,963 which was recorded as a loss on inventory. As of December 31, 2016, and 2015, the Company had recorded a total reserve of $26,097 and $28,813, respectively.